Cover	Oct. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	001-06395
Entity Registrant Name	Semtech Corporation
Entity Central Index Key	0000088941
Entity Tax Identification Number	95-2119684
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Flynn Road
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012-8790
City Area Code	805
Local Phone Number	498-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SMTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false